Subsequent Events (Details) - Subsequent Event [Member] - Sale and Lease Back Agreement for Newbuilding Vessel H1515 [Member] $ in Thousands	Jul. 16, 2024 USD ($) Intallment
Sale and Lease Back Agreement [Abstract]
Bareboat financing amount	$ 44,250
Term of charter	8 years
Number of installment payments | Intallment	96
Bareboat charter daily rate	$ 7
Balloon payment	$ 23,700
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Margin on variable rate	2.425%